Related Party Transaction	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTION
13.	RELATED PARTY TRANSACTIONS

Financing Arrangements with Related Parties

In December 2012, the Company entered into a $2,100,000 unsecured promissory note with JFC Technologies, LLC (“JFC”), an entity controlled by an employee of CSP who is an owner of a significant amount of the Company’s common shares and is a board member. On November 19, 2013, the unsecured promissory note was amended (the “Amended JFC Note”). Pursuant to the Amended JFC Note, interest accrues on the principal amount at the rate of 12% per annum, retroactive to the date of the original note. The entire principal amount and all accrued interest under the Amended JFC Note is due on the maturity date of December 31, 2016, or upon the refinancing of the Company’s existing indebtedness (subject to the availability of at least $5,000,000 in available credit after such repayment). Pursuant to the Amended JFC Note, up to $1.0 million of the principal amount is convertible, at the option of JFC, into the number of shares of Series A Preferred Stock equal to the portion of the principal amount being converted divided by the conversion price of $32.50 per share (subject to adjustment based on certain changes in capitalization affecting the Series A Preferred Stock). In addition, upon conversion of the first $499,980 of Amended JFC Note principal, JFC would receive: (1) warrants to purchase for each $6.50 of principal amount converted, ten shares of the Company’s common stock, and (2) warrants to purchase for each $32.50 of principal amount converted, one share of Series A Preferred Stock. For the avoidance of doubt, JFC shall not be entitled to receive any warrants upon conversion of any portion of the principal amount in excess of $499,980 in the aggregate.

In connection with the Amended JFC Note, the Company recorded a loss on the extinguishment of the original JFC Note of approximately $2.1 million as included within “Loss on extinguishment of debt – related party” within the accompanying consolidated statements of comprehensive loss.

On November 19, 2013, the Company also issued a warrant to JFC to purchase up to 73,009 shares of the Company’s common stock. These warrants have an exercise price of $0.01 and expire on November 19, 2023. The fair value of this warrant was calculated using the Black-Scholes pricing model and approximately $54,000 is included within “Warrants liability” within the accompanying consolidated balance sheet as of December 31, 2013. Since the warrant is not indexed to the Company’s stock, it is considered a derivative and therefore, is being accounted for as a liability.

Agreement with Board Member

On October 1, 2009, the Company entered into an agreement with Selway Capital, LLC (“Selway”) that provides for services to be performed by Selway on our behalf. The agreement stipulates that these services would be performed by Yaron Eitan, an employee of Selway and a member of our Board of Directors, with assistance, as needed, from other employees of Selway. See Note 18, Commitments and Contingencies, for a description of the Selway agreement.

Other Related Party Transactions

CSP leases property in Bound Brook, New Jersey, from Brook Industrial Park, LLC, an entity that is controlled by an employee of CSP who is also an owner of a significant amount of our common shares and is one of our board members. See Note 18 for a description of this lease. This same related party and his wife collectively own 50% of China Development Group LLC. CSP previously engaged China Development Group LLC to source a pharmaceutical product sold by CSP, and paid commissions to China Development Group LLC during 2012 in compensation for such services. There were no commissions paid by CSP to China Development Group LLC in 2013. The amount of such commissions paid to China Development Group LLC in 2012 was approximately $310,000.

Pursuant to an Amendment Agreement executed during December 2012, the Company is required to issue 350,000 shares of the Company’s common stock to JFC since the Company’s December 2013 common stock closing price was less than $1.75. The Company’s closing price on December 31, 2013 was $0.69 and therefore, the Company has recorded $242,000 within other current liabilities within the accompanying consolidated balance sheets as of December 31, 2013 and the shares were issued to JFC on January 31, 2014. The Company assessed the fair value as of December 31, 2012 of this potential obligation to issue additional shares at that time. The fair value was not material as of December 31, 2012 and therefore, no obligation was recorded at December 31, 2012.